Note 5 - Short-term Investments - Summary of Short-term Investments by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term investments	$ 6,172	$ 17,601
Reported Value Measurement [Member]
Short-term investments	6,172	17,601
Reported Value Measurement [Member] | Due Within One Year [Member]
Short-term investments	6,172	17,601
Estimate of Fair Value Measurement [Member]
Short-term investments	6,172	17,601
Estimate of Fair Value Measurement [Member] | Due Within One Year [Member]
Short-term investments	$ 6,172	$ 17,601